S000088434 [Member] Investment Objectives and Goals - iShares Top 20 U.S. Stocks ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Top 20 U.S. Stocks ETF TOPT | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Top 20 U.S. Stocks ETF (the “Fund”) seeks to track the investment results of an index composed of the 20 largest U.S. companies by market capitalization within the S&P 500 Index.